Condensed Consolidated Statements of Redeemable Convertible Preferred Stock, Redeemable Common Stock and Stockholders’ Equity (Deficit) (Unaudited) - USD ($)		Class B Common stock Isos Acquisition Corporation	Class A Common stock Isos Acquisition Corporation	Redeemable Common Stock	Redeemable Convertible Preferred Stock	Common stock	Additional Paid-in capital Isos Acquisition Corporation	Additional Paid-in capital	Accumulated deficit Isos Acquisition Corporation	Accumulated deficit	Accumulated other comprehensive loss	Isos Acquisition Corporation	Total
Balance at Jun. 30, 2019				$ 212,093,000	$ 124,591,000	$ 1,000		$ 225,409,000		$ (11,809,000)	$ (14,004,000)		$ 199,597,000
Net income (loss)										(90,892,000)			(90,892,000)
Foreign currency translation adjustment											(1,040,000)		(1,040,000)
Unrealized loss on derivatives											(9,128,000)		(9,128,000)
Reclassification to earnings											5,160,000		5,160,000
Accrued dividends on redeemable convertible preferred stock					8,556,000			(8,556,000)					(8,556,000)
Change in fair value of redeemable common stock				(51,492,000)				51,492,000					51,492,000
Stock based compensation								3,431,000					3,431,000
Balance at Jun. 28, 2020				160,601,000	133,147,000	1,000		271,776,000		(102,701,000)	(19,012,000)		150,064,000
Net income (loss)										(40,772,000)			(40,772,000)
Foreign currency translation adjustment											216,000		216,000
Unrealized loss on derivatives											(156,000)		(156,000)
Reclassification to earnings											2,266,000		2,266,000
Accrued dividends on redeemable convertible preferred stock					2,026,000			(2,026,000)					(2,026,000)
Change in fair value of redeemable common stock
Stock based compensation								849,000					849,000
Balance at Sep. 27, 2020				160,601,000	135,173,000	1,000		270,599,000		(143,473,000)	(16,686,000)		110,441,000
Balance at Jun. 28, 2020				160,601,000	133,147,000	1,000		271,776,000		(102,701,000)	(19,012,000)		150,064,000
Net income (loss)										(126,461,000)			(126,461,000)
Foreign currency translation adjustment											977,000		977,000
Unrealized loss on derivatives											(371,000)		(371,000)
Reclassification to earnings											9,002,000		9,002,000
Accrued dividends on redeemable convertible preferred stock					8,015,000			(8,015,000)					(8,015,000)
Change in fair value of redeemable common stock				304,226,000				(304,226,000)					(304,226,000)
Stock based compensation								3,164,000					3,164,000
Reclass of negative APIC to accumulated deficit								37,301,000		(37,301,000)
Balance at Jun. 27, 2021				464,827,000	141,162,000	1,000				(266,463,000)	(9,404,000)		(275,866,000)
Balance at Dec. 28, 2020
Balance (in Shares) at Dec. 28, 2020	[1]
Class B ordinary shares issued to Sponsor		$ 647					24,353					25,000
Class B ordinary shares issued to Sponsor (in Shares)	[1]	6,468,750
Net income (loss)									(5,000)			(5,000)
Balance at Dec. 31, 2020		$ 647					24,353		(5,000)			20,000
Balance (in Shares) at Dec. 31, 2020	[1]	6,468,750
Sale of 22,500,000 Units through initial public offering			$ 2,250				224,997,750					$ 225,000,000
Sale of 22,500,000 Units through initial public offering (in Shares)			22,500,000									2,983,700
Sale of 2,983,700 Units through over-allotment			$ 298				29,836,702					$ 29,837,000
Sale of 2,983,700 Units through over-allotment (in Shares)			2,983,700
Sale of 5,397,828 Private Placement Warrants to Sponsor in private placement							8,096,742					8,096,742
Underwriting fee							(5,096,742)					(5,096,742)
Deferred underwriting fee							(8,919,295)					(8,919,295)
Offering costs charged to the shareholders’ equity							(479,680)					(479,680)
Initial classification of warrant liability							(18,421,695)					(18,421,695)
Reclassification of offering costs related to warrants							638,847					638,847
Initial classification of FPA liability							(53,954)					(53,954)
Forfeiture of founder shares		$ (10)					10
Forfeiture of founder shares (in Shares)		(97,825)
Net income (loss)									(916,888)			(916,888)
Change in Class A ordinary shares subject to possible redemption			$ (2,548)				(230,623,038)		(24,211,414)			(254,837,000)
Change in Class A ordinary shares subject to possible redemption (in Shares)			(25,483,700)
Balance at Mar. 31, 2021		$ 637							(25,133,302)			(25,132,665)
Balance (in Shares) at Mar. 31, 2021		6,370,925
Balance at Dec. 31, 2020		$ 647					24,353		(5,000)			20,000
Balance (in Shares) at Dec. 31, 2020	[1]	6,468,750
Deferred underwriting fee												(8,919,295)
Initial classification of warrant liability												18,421,695
Initial classification of FPA liability												558,090
Balance at Sep. 30, 2021		$ 637							(31,098,799)			(31,098,162)
Balance (in Shares) at Sep. 30, 2021		6,370,925
Balance at Mar. 31, 2021		$ 637							(25,133,302)			(25,132,665)
Balance (in Shares) at Mar. 31, 2021		6,370,925
Net income (loss)									2,803,140			2,803,140
Change in Class A ordinary shares subject to possible redemption									(3,541)			(3,541)
Balance at Jun. 30, 2021		$ 637							(22,333,703)			(22,333,066)
Balance (in Shares) at Jun. 30, 2021		6,370,925
Balance at Jun. 27, 2021				464,827,000	141,162,000	1,000				(266,463,000)	(9,404,000)		(275,866,000)
Net income (loss)										15,564,000			15,564,000
Foreign currency translation adjustment											(164,000)		(164,000)
Unrealized loss on derivatives											(32,000)		(32,000)
Reclassification to earnings											2,202,000		2,202,000
Accrued dividends on redeemable convertible preferred stock					2,251,000			(2,251,000)					(2,251,000)
Change in fair value of redeemable common stock				14,995,000				(14,995,000)					(14,995,000)
Stock based compensation								801,000					801,000
Reclass of negative APIC to accumulated deficit								16,445,000		(16,445,000)
Balance at Sep. 26, 2021				$ 479,822,000	$ 143,413,000	$ 1,000				$ (267,344,000)	$ (7,398,000)		$ (274,741,000)
Balance at Jun. 30, 2021		$ 637							(22,333,703)			(22,333,066)
Initial classification of FPA liability							(504,136)					(504,136)
Net income (loss)									(8,257,112)			(8,257,112)
Change in Class A ordinary shares subject to possible redemption							504,136		(507,984)			(3,848)
Balance at Sep. 30, 2021		$ 637							$ (31,098,799)			$ (31,098,162)
Balance (in Shares) at Sep. 30, 2021		6,370,925

[1]	This number includes up to 843,750 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 5).